Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of intangible assets, net
Intangible assets, net consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Gross carrying amount
Brand name	40,602,217	41,276,297
Agency contract rights (1)	82,044,138	193,898,260
License for Online Transmission of Audio/Video Programs (2)	7,988,748	7,988,748
Platform	9,944,894	10,116,739
Software	6,764,753	8,613,202
Other s	5,288,901	15,081,941

Total of gross carrying amount	152,633,651	276,975,187
Less: accumulated amortization
Brand name	(576,754)	(4,717,435)
Agency contract rights	(17,691,672)	(63,433,706)
Platform	(838,019)	(2,867,765)
Software	(1,490,443)	(2,745,522)
Other s	(1,022,871)	(5,153,918)

Total of accumulated amortization	(21,619,759)	(78,918,346)

Intangible assets, net	131,013,892	198,056,841

(1)	The agency contract right s acquired in 2018 and 2019 are RMB77,877,624 and RMB111,879,121 , respectively, with weighted average amortization period of 3 years and 4.5 years.
(2)
In February 2016, Wuhan Douyu obtained effective control of Wuhan Ouyue, a PRC legal entity from Mr. Shaojie Chen, the Group’s CEO through a series of contractual arrangements. Wuhan Ouyue has no business and holds one asset, License for Online Transmission of Audio/Video Programs. The transaction was deemed as an asset acquisition under ASC 805 and the License for Online Transmission of Audio/Video Programs was recognized based on the consideration paid, which approximate the market value of the asset acquired. The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2018 subsequent to its acquisition and intends to renew the license indefinitely.

Schedule of future amortization expense
Amortization expenses were RMB2,875,712,
RMB18,548,448 and RMB57,306,920 for the years ended December 31,
2017,
2018 and 2019 respectively. The Group expects to record amortization expenses in the future 5 years as below:

Future amortization expenses
RMB
2020	71,648,424
2021	42,630,742
2022	25,059,432
2023	21,017,272
2024	9,965,351

Schedule of weighted average amortization periods of intangible assets	The weighted average amortization periods of intangible assets as of December 31, 2018 and 2019 are as below:

As of December 31,
	2018	2019
	RMB	RMB
Brand name	10 years	10 years
Agency contract rights	2.9 years	3.9 years
Platform	5 years	5 years
Software	2.9 years	3.1 years
Other s	5.9 years	3.3 years